Marketable Securities: (Tables)	3 Months Ended
Mar. 31, 2022
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	March 31,	December 31,
Schedule of Marketable Securities Value	2022	2021
Equity securities
Fair value and carrying value at beginning of period	$105,218	$83,575
Increase in fair value	20,799	21,643
Fair value and carrying value at balance sheet date	$126,017	$105,218